Subsequent Events	6 Months Ended
Jun. 30, 2019
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Subsequent Events

Note 20: Subsequent Events

Acquisitions

In July 2019, the Company acquired Confirmation, a provider of digital audit confirmation services to accounting firms, banks and law firms, and HighQ, a provider of collaboration tools to the legal and regulatory market segments.

Proposed LSEG/Refinitiv Transaction

On August 1, 2019, the Company announced that it and private equity funds affiliated with Blackstone agreed to sell Refinitiv to LSEG in an all share transaction for a total enterprise value of approximately $27 billion. The transaction will result in Blackstone’s consortium and Thomson Reuters ultimately holding a combined 37% economic interest in LSEG, approximately 15% of which would be attributed to Thomson Reuters. The proposed transaction is subject to LSEG shareholder approval, regulatory clearances and customary closing conditions and is expected to close in the second half of 2020. The Company expects to record a significant gain on the transaction upon closing.